Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 075
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Net Assets Available for Benefit
The following is a reconciliation of Net Assets Available for Benefits per the financial statements at December 31, 2025 and 2024, to Form 5500:

	2025	2024
Net Assets Available for Benefits per Financial Statements	$10,296,756	$9,038,626
Adjustment from contract value to fair value for fully benefit-responsive GICs	(13,534)	(22,738)
Adjustment for deemed distributed participant loans(1)	(6,251)	(5,815)
Net Assets Available for Benefits per Form 5500	$10,276,971	$9,010,073

(1) Notes receivable from participants are reported on the Form 5500 as participant loans and are considered to be plan investments, while classified as notes receivable from participants in the Plan’s financial statements.